UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
(Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Item 1.  Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.5%
	AEROSPACE/DEFENSE – 3.6%
8,000	General Dynamics Corp.	$543,760
6,600	United Technologies Corp.	597,630
		1,141,390
	APPAREL – 1.8%
3,500	VF Corp.	564,410

	BANKS – 3.7%
14,500	Bank of New York Mellon Corp.	393,530
9,000	JPMorgan Chase & Co.	440,280
6,000	State Street Corp.	339,540
		1,173,350
	BEVERAGES – 4.1%
6,380	Beam, Inc.	389,372
20,000	Constellation Brands, Inc., Class A*	884,800
2,880	Crimson Wine Group Ltd.*	23,184
		1,297,356
	BUILDING MATERIALS – 0.7%
6,380	Fortune Brands Home & Security, Inc.*	220,429

	COAL – 0.7%
10,000	Peabody Energy Corp.	215,600

	COMMERCIAL SERVICES – 0.3%
2,000	ADT Corp.	95,780

	COMPUTERS – 7.0%
29,500	Dell, Inc.	411,525
3,500	International Business Machines Corp.	702,905
15,000	NetApp, Inc.*	507,450
45,000	Research In Motion Ltd.*	600,750
		2,222,630
	COSMETICS/PERSONAL CARE – 2.1%
8,800	Procter & Gamble Co.	670,384

	DIVERSIFIED FINANCIAL SERVICES – 2.5%
8,000	American Express Co.	497,200
3,900	T. Rowe Price Group, Inc.	277,641
		774,841
	ELECTRIC – 6.2%
13,000	American Electric Power Co., Inc.	608,270
8,284	Duke Energy Corp.	573,667
13,000	Exelon Corp.	402,870
8,400	Southern Co.	378,084
		1,962,891

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2013 (Unaudited)

Number of Shares		Value

	ELECTRONICS – 0.4%
4,000	Tyco International Ltd.	$128,040

	ENVIRONMENTAL CONTROL – 1.2%
10,000	Waste Management, Inc.	373,200

	FOOD – 3.3%
3,000	Kraft Foods Group, Inc.	145,410
9,000	Mondelez International, Inc., Class A	248,850
16,400	Unilever PLC ADR	653,540
		1,047,800
	HEALTHCARE-PRODUCTS – 0.6%
3,162	Covidien PLC	201,008

	HEALTHCARE-SERVICES – 0.8%
4,300	WellPoint, Inc.	267,374

	HOLDING COMPANIES-DIVERSIFIED – 2.4%
28,800	Leucadia National Corp.	774,720

	HOUSEHOLD PRODUCTS/WARES – 3.7%
8,400	Clorox Co.	705,684
5,000	Kimberly-Clark Corp.	471,400
		1,177,084
	INSURANCE – 2.5%
3	Berkshire Hathaway, Inc., Class A*	457,800
4,300	Travelers Cos., Inc.	345,806
		803,606
	INTERNET – 4.8%
24,000	Symantec Corp.*	562,560
45,000	Yahoo!, Inc.*	958,950
		1,521,510
	MEDIA – 8.9%
20,490	CBS Corp., Class B	889,061
44,500	News Corp., Class A	1,281,600
11,900	Thomson Reuters Corp.	363,902
5,166	Time Warner, Inc.	274,676
		2,809,239
	MISCELLANEOUS MANUFACTURING – 3.8%
5,100	3M Co.	530,400
2,300	Danaher Corp.	141,680
10,200	Ingersoll-Rand PLC	537,030
		1,209,110
	OIL & GAS – 1.3%
4,700	Exxon Mobil Corp.	420,885

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2013 (Unaudited)

Number of Shares		Value

	PHARMACEUTICALS – 8.8%
5,000	Bristol-Myers Squibb Co.	$184,850
9,000	GlaxoSmithKline PLC ADR	396,270
10,050	Johnson & Johnson	764,905
13,820	Merck & Co., Inc.	590,529
31,000	Pfizer, Inc.	848,470
		2,785,024
	RETAIL – 3.2%
4,225	McDonald's Corp.	405,178
45,000	Staples, Inc.	593,100
		998,278
	SEMICONDUCTORS – 1.1%
16,000	Intel Corp.	333,600

	SOFTWARE – 3.7%
11,500	Microsoft Corp.	319,700
25,000	Oracle Corp.	856,500
		1,176,200
	TELECOMMUNICATIONS – 8.3%
21,100	AT&T, Inc.	757,701
30,000	Cisco Systems, Inc.	625,500
20,000	Corning, Inc.	252,200
120,000	Nokia OYJ ADR	438,000
10,000	Verizon Communications, Inc.	465,300
10,000	Windstream Corp.	85,900
		2,624,601

	TOTAL COMMON STOCKS (Cost $21,351,938)	28,990,340

	EXCHANGE-TRADED FUNDS – 1.4%
	COMMODITY FUND – 1.4%
30,000	iShares Gold Trust*	461,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,769)	461,100

	SHORT-TERM INVESTMENTS – 7.0%
2,222,589	Invesco Short Term Investment Prime Portfolio, 0.09%**	2,222,589

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,222,589)	2,222,589

	TOTAL INVESTMENTS – 99.9% (Cost $23,870,296)	31,674,029
	Other Assets in Excess of Liabilities – 0.1%	18,350

	TOTAL NET ASSETS –100.0%	$31,692,379

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2013 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income Producing.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2013.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 75.0%
	AEROSPACE/DEFENSE – 6.6%
35,700	Alliant Techsystems, Inc.	$2,349,060
32,315	Cubic Corp.	1,348,828
81,620	Ducommun, Inc.*	1,265,110
		4,962,998
	APPAREL – 2.5%
67,026	Delta Apparel, Inc.*	1,098,556
163,000	K-Swiss, Inc., Class A*	767,730
		1,866,286
	AUTO MANUFACTURERS – 2.7%
52,626	Oshkosh Corp.*	2,029,258

	COMMERCIAL SERVICES – 2.4%
66,717	Valassis Communications, Inc.	1,834,050

	COMPUTERS – 6.5%
20,000	Digimarc Corp.	446,600
29,000	DST Systems, Inc.	1,969,680
26,555	Imation Corp.*	90,553
60,832	Radisys Corp.*	254,886
42,000	Synaptics, Inc.*	1,459,920
29,400	Unisys Corp.*	675,612
		4,897,251
	COSMETICS/PERSONAL CARE – 1.1%
31,700	Inter Parfums, Inc.	794,402

	DISTRIBUTION/WHOLESALE – 3.3%
51,080	Owens & Minor, Inc.	1,555,386
26,718	United Stationers, Inc.	967,192
		2,522,578
	DIVERSIFIED FINANCIAL SERVICES – 0.9%
76,400	Janus Capital Group, Inc.	707,464

	ELECTRIC – 0.9%
12,350	MGE Energy, Inc.	662,948

	ELECTRONICS – 7.6%
9,384	Bel Fuse, Inc., Class B	156,337
25,400	Park Electrochemical Corp.	642,620
33,000	Tech Data Corp.*	1,750,980
145,100	TTM Technologies, Inc.*	1,189,820
151,408	Vishay Intertechnology, Inc.*	1,997,072
		5,736,829

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2013 (Unaudited)

Number of Shares		Value

	ENGINEERING & CONSTRUCTION – 1.6%
28,919	URS Corp.	$1,222,117

	ENVIRONMENTAL CONTROL – 2.7%
121,700	Darling International, Inc.*	2,031,173

	GAS – 5.5%
28,520	New Jersey Resources Corp.	1,270,851
33,900	Piedmont Natural Gas Co., Inc.	1,092,936
20,000	South Jersey Industries, Inc.	1,102,800
20,000	UGI Corp.	716,400
		4,182,987
	HEALTHCARE-PRODUCTS – 3.0%
2,703	Atrion Corp.	530,437
45,000	STERIS Corp.	1,755,000
		2,285,437
	HOUSEHOLD PRODUCTS/WARES – 3.1%
97,600	Prestige Brands Holdings, Inc.*	2,321,904

	INSURANCE – 8.8%
45,889	American Safety Insurance Holdings Ltd.*	1,056,824
15,456	Endurance Specialty Holdings Ltd.	680,682
78,687	Hilltop Holdings, Inc.*	1,010,341
82,600	Horace Mann Educators Corp.	1,689,996
9,210	ProAssurance Corp.	431,857
25,900	RLI Corp.	1,785,546
		6,655,246
	MACHINERY-DIVERSIFIED – 3.7%
25,875	Graco, Inc.	1,503,338
44,502	Hurco Cos., Inc.*	1,251,396
		2,754,734
	MEDIA – 2.4%
18,061	Meredith Corp.	758,923
35,545	Scholastic Corp.	1,069,905
		1,828,828
	MINING – 0.8%
29,100	Horsehead Holding Corp.*	307,587
560,592	USEC, Inc.*	269,084
		576,671
	OIL & GAS – 0.2%
20,000	Vaalco Energy, Inc.*	162,200

	RETAIL – 1.9%
40,175	Books-A-Million, Inc.*	98,027
48,000	Cato Corp., Class A	1,231,680
26,221	RadioShack Corp.	78,663
		1,408,370

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/28/2013 (Unaudited)

Number of Shares		Value

	SOFTWARE – 2.1%
7,192	CSG Systems International, Inc.*	$139,453
81,903	Pervasive Software, Inc.*	749,412
19,222	SYNNEX Corp.*	732,935
		1,621,800
	TELECOMMUNICATIONS – 2.1%
38,400	Plantronics, Inc.	1,549,824

	TEXTILES – 2.6%
23,864	Unifirst Corp.	1,993,598

	TOTAL COMMON STOCKS (Cost $42,916,265)	56,608,953

	MUTUAL FUNDS – 1.4%
56,846	Central Fund of Canada Ltd., Class A***	1,109,066

	TOTAL MUTUAL FUNDS (Cost $811,601)	1,109,066

	SHORT-TERM INVESTMENTS – 23.0%
17,348,666	Invesco Short Term Investment Prime Portfolio, 0.09%**	17,348,666

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,348,666)	17,348,666

	TOTAL INVESTMENTS – 99.4% (Cost $61,076,532)	75,066,685
	Other Assets in Excess of Liabilities – 0.6%	434,039

	TOTAL NET ASSETS –100.0%	$75,500,724

* Non-income Producing.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2013.
*** Passive foreign investment company.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

Federal Tax Information

At February 28, 2013, the gross unrealized appreciation and (depreciation) on investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of investments	$23,878,931	$61,076,532

Gross unrealized appreciation	$8,562,536	$15,743,545
Gross unrealized depreciation	(767,438)	(1,753,392)

Net unrealized appreciation on investments	$7,795,098	$13,990,153

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Security Valuation

Securities, including Common Stocks, Exchange-Traded Funds and Mutual Funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting policies generally accepted in the United States of America ("GAAP"), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended February 28, 2013. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of February 28, 2013:

Value Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	$28,990,340	$-	$-	$28,990,340
Exchange – Traded Funds	461,100	-	-	461,100
Short – Term Investments	2,222,589	-	-	2,222,589
Total	$31,674,029	$-	$-	$31,674,029

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	$56,608,953	$-	$-	$56,608,953
Mutual Funds	1,109,066	-	-	1,109,066
Short – Term Investments	17,348,666	-	-	17,348,666
Total	$75,066,685	$-	$-	$75,066,685

*   All sub-categories within common stocks represent Level 1 evaluation status.  See Schedules of Investments for industry categories.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 24, 2013

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
April 24, 2013